21. Employees benefits (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Employees Benefits Details 5Abstract
Service cost	R$ 8,610
Interest cost rates	233,039
Participants' contributions	(31,712)
Net profitability on financial assets	(192,965)
Expense to be recognized by employer	R$ 8,362